Financial Instruments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Down 2% [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	$ (22)
Down 5% [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	(54)
Up 5% [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	54
Up 2% [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	22
Cash and cash equivalents and deposits [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) value	754
Cash and cash equivalents and deposits [Member] | Down 2% [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	15
Cash and cash equivalents and deposits [Member] | Down 5% [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	38
Cash and cash equivalents and deposits [Member] | Up 5% [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	(38)
Cash and cash equivalents and deposits [Member] | Up 2% [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	(15)
Other current assets [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) value	135
Other current assets [Member] | Down 2% [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	3
Other current assets [Member] | Down 5% [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	7
Other current assets [Member] | Up 5% [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	(7)
Other current assets [Member] | Up 2% [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	(3)
Accounts payable [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) value	(312)
Accounts payable [Member] | Down 2% [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	(6)
Accounts payable [Member] | Down 5% [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	(16)
Accounts payable [Member] | Up 5% [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	16
Accounts payable [Member] | Up 2% [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	6
Other payables [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) value	(1,425)
Other payables [Member] | Down 2% [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	(29)
Other payables [Member] | Down 5% [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	(71)
Other payables [Member] | Up 5% [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	71
Other payables [Member] | Up 2% [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	29
Post-employment benefit liabilities [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) value	(235)
Post-employment benefit liabilities [Member] | Down 2% [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	(5)
Post-employment benefit liabilities [Member] | Down 5% [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	(12)
Post-employment benefit liabilities [Member] | Up 5% [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	12
Post-employment benefit liabilities [Member] | Up 2% [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	$ 5